UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-09096
                                   ------------------------------------------

                  AmeriPrime Funds
-----------------------------------------------------------------------------
                           (Exact name of registrant as specified in charter)

                  431 North Pennsylvania St.                  46204
-----------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Lynn Wood
-----------------------------------
Unified Fund Services, Inc.
-----------------------------------
431 N. Pennsylvania St.
-----------------------------------
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000
                                                   --------------------------

Date of fiscal year end:   7/31
                        ------------

Date of reporting period:  01/31/05
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

              ===================================================
                                 DOBSON COVERED
                                   CALL FUND
              ===================================================












                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                JANUARY 31, 2005








                                  FUND ADVISOR:

                         DOBSON CAPITAL MANAGEMENT, INC.
                             1422 S. VAN NESS STREET
                               SANTA ANA, CA 92707



                      TOLL FREE 877-2-DOBSON (877-236-2766)

March 1, 2005


Dear Fellow Shareholders:

We are pleased to present the semi-annual report of the Dobson Covered Call Fund (DBCCX) as of January 31, 2005.

I would like to refer you to the management discussion and analysis that follows for specific details about the Dobson Covered Call Fund performance, our expectations for the future and other topics in the news regarding the Mutual Fund Industry.

We welcome your comments and again thank you for investing with us.




Sincerely,



Charles L. Dobson
Portfolio Manager

The prospectus should be read carefully before investing. To request a prospectus for more complete information, including charges and expenses, call toll free 1-877-2-DOBSON OR 1-877-236-2766. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc.,
431 North Pennsylvania Street
Indianapolis, IN 46204

Member NASD, SIPC.

MANAGEMENTS DISCUSSION OF FUND PERFORMANCE

For the 6 month period ended January 31, 2005 our Fund had a total return of 4.55% while the S&P 500 Index had a total return of 8.12%. From Inception (March 24, 1999) through January 31, 2005 our Fund's annualized return was 1.82%, while the S&P 500 Index annualized return was 0.33%. Our Fund's standard deviation of monthly returns from April 1, 1999 to January 31, 2005 was 3.33% and the S&P 500 standard deviation for the same period was 4.61%. Standard deviation is a statistical term that measures the divergence of returns around the average return. The lower this number the less volatile returns were over the defined time period.

                           VOLATILITY(RISK)COMPARISON

                       DBCCX - 3.33    S&P 500 INDEX - 4.61

For the past six months with the exception of December and January the S&P 500 Index has outperformed the S&P 100 Index. Historically these indices track very closely. For the 12 months, 5 year and 10 year periods ending January 31, 2005 the 500 Index returned 6.23%, -1.77% and 11.51 respectively. Five and ten year results are annualized. The 100 Index returned 2.71%, -4.14% and 11.82%. Looking at the stocks in our portfolio one can see that they are more closely correlated to the 100 Index as opposed to the 500 Index. You may also wish to visit the websites of Lipper and Morningstar to view their assessment of our underlying stocks. The difficulty is in finding an appropriate benchmark when the 100 and 500 Indices differ so much in a relatively short period of time.

For the past several years a more appropriate benchmark would be the S&P 100 Index but since the S&P 500 Index is the most quoted we will continue to use that. There will be periods when the 100 Index does better than the 500 Index and our comparative results to the 500 Index will look better than is appropriate. We feel that by explaining how our results were achieved you will see the value of our covered call program as part of your overall asset allocation regardless of what benchmark we use. You will also notice that our portfolio turnover rate is very low. By doing this an investor can more easily evaluate whether our options are adding value to our underlying portfolio.

Basically our strategy is to hold a broadly diversified portfolio of common stocks and write options on them with the intent of reducing the volatility of those stocks. The common stocks we hold are very representative of the S&P 500 Index so over time they should perform the same as the Index. As discussed previously there are periods such as the past few years where this won't be the case but there will be periods such as the year 2000 when our underlying stocks will do better than the Index. By reducing the volatility of the underlying stocks we expect to improve on their return over time which is what we have done from inception regardless of which benchmark is used. Our expectations are that we can exceed the performance of our underlying stocks if they don't appreciate more than 10% on an annualized basis. In a year like 2003 when both indices had returns in the high double digits our results will tend to lag and consequently our three year results may not compare favorably. Over time there will also be negative years such as 2000, 2001 and 2002 where our results will compare more favorably. Combining the good years with the bad years we don't expect the market to exceed a growth rate of over 10% annualized and consequently we expect to do better than either Index over time.

To get a better understanding of our expectations we refer you to our website, www.dobsoncapital.com. For those of you without access to the internet please
---------------------
call us toll free at 877-546-3066 and we will send you the written explanations.

Overall we are pleased with results from inception and believe we have a reasonable probability of meeting expectations in the future. We will continue our investment strategy of using the larger capitalization stocks and writing individual call options on those stocks. As always, past performance does not guarantee future results.

MANAGEMENT'S DISCUSSION OF MUTUAL FUND ISSUES

1. Portfolio Ownership. As of January 31, 2005 I am not only the Portfolio Manager of our Fund but am the beneficial owner of approximately 13.7% of the outstanding shares.

2. Soft Dollars. Although soft dollar arrangements are permitted, it is our belief that commission dollars should be used to keep commission costs low. Therefore we have not nor do we intend to use commission dollars to pay for research or other services.

3. Broker/Dealers. Currently we deal with one broker dealer for the purchase and sale of stocks and options. As of this date the Broker/Dealer we use does not and has never had any clients with us.

4. Disaster Recovery. We e-mail a copy of the portfolio any time changes are made to an offsite location located 80 miles from our facility. Should there be a major disaster such as an earthquake we can resume operations in a short period of time. We also back up our data each day so we can move to another building in case of a local power failure.

5. Proxy voting policies. Please contact us if you would like a copy of our proxy voting policies or to see our proxy voting record.

6. 12b-1 fees. The fund does not make use of 12b-1 fees.

I hope the above analysis has been useful and informative. Please do not hesitate to call me toll free at 877-546-3066 if you have any questions and please visit our website at www.dobsoncapital.com.
                            ---------------------

INVESTMENT RESULTS
------------------


--------------------------------------------------------------------------------------------------------
                                             AVERAGE ANNUAL TOTAL RETURNS
                                          (FOR PERIODS ENDED JANUARY 31, 2005)

                                                                                      SINCE INCEPTION
                                   SIX MONTHS        ONE YEAR        FIVE YEAR       (MARCH 24, 1999)
                                  --------------   --------------   -------------   --------------------

Dobson Covered Call Fund*                 4.55%            4.12%           0.50%           1.82%

S&P 500 Index**                           8.12%            6.18%          -1.80%           0.33%

--------------------------------------------------------------------------------------------------------


The rate of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund's portfolio.

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE DOBSON COVERED
                   CALL FUND AND THE UNMANAGED S&P 500 INDEX

                                [GRAPH OMITTED]

                    DOBSON COVERED
                      CALL FUND                    S&P 500 INDEX
                       $11,119                       $10,193
                    ----------------             ----------------
        3/24/1999       10,000.00                   10,000.00
        7/31/1999       10,780.00                   10,572.59
        1/31/2000       10,842.58                   11,163.50
        7/31/2000       11,167.02                   11,520.55
        1/31/2001       11,301.17                   11,062.55
        7/31/2001       10,983.65                    9,870.22
        1/31/2002       10,858.90                    9,270.74
        7/31/2002        9,246.19                    7,531.63
        1/31/2003        8,961.23                    7,135.68
        7/31/2003        9,884.77                    8,332.78
        1/31/2004       10,678.44                    9,599.94
        7/31/2004       10,635.15                    9,428.15
        1/31/2005       11,118.67                   10,193.49


This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on March 24, 1999 (inception of the Fund) and held through January 31, 2005. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Index returns do not reflect expenses, which have been deducted from the Fund's return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that our shares, when redeemed, may be worth more or less than their original purchase price. For more information on the Dobson Covered Call Fund, please call 1-877-2-Dobson or 1-877-236-2766 to request a prospectus. Investing in the Fund involves certain risks that are discussed in the Fund's prospectus. Please read the prospectus carefully before you invest or send money.




The fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by visiting www.dobsoncapital.com or by calling Unified Fund Services at 1-877-236-2766.
---------------------
Read it carefully before investing. Figures include changes in principal value, reinvested dividend and capital gain distributions.


The Dobson Covered Call Fund is distributed by Unified Financial Securities, Inc., 431 N. Pennsylvania St., Indianapolis, Indiana 46204

FUND HOLDINGS - (UNAUDITED)
-------------

DOBSON COVERED CALL FUND PERCENT OF PORTFOLIO HEDGED AS OF JANUARY 31, 2005 1

95.77% 2
 4.23% 3

  1As a percent of portfolio holdings
  2Percent of portfolio hedged by covered call options
  3Percent of portfolio unhedged

Under normal circumstances, at least 80% of the Fund's portfolio will be hedged using covered call options.

AVAILABILITY OF PORTFOLIO SCHEDULE - (UNAUDITED)
----------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at www.sec.gov. The Fund's Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUMMARY OF FUND'S EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (August 1, 2004) and held for the entire period (through January 31, 2005).

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


---------------------------------- -------------------- -------------------------- --------------------------
    DOBSON COVERED CALL FUND        BEGINNING ACCOUNT            ENDING              EXPENSES PAID DURING
                                          VALUE               ACCOUNT VALUE         PERIOD AUGUST 1, 2004 -
                                     AUGUST 1, 2004         JANUARY 31, 2005           JANUARY 31, 2005*
---------------------------------- -------------------- -------------------------- --------------------------
Actual                                  $1,000.00               $1,045.50                    $7.73
(-0.41% return)
---------------------------------- -------------------- -------------------------- --------------------------
Hypothetical                            $1,000.00               $1,017.64                    $7.63
(5% return before expenses)
---------------------------------- -------------------- -------------------------- --------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                       7

DOBSON COVERED CALL FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005
(UNAUDITED)



COMMON STOCKS - 100.11%                                                             SHARES                 VALUE
                                                                                  ------------       ------------------

AIR COURIER SERVICES - 1.46%
FedEx Corp. (a)                                                                         1,000           $       95,650
                                                                                                     ------------------

AIRCRAFT - 2.40%
Boeing Co. (a)                                                                          3,100                  156,860
                                                                                                     ------------------

BEVERAGES - 3.54%
Coca-Cola Co. (a)                                                                       3,000                  124,470
PepsiCo, Inc. (a)                                                                       2,000                  107,400
                                                                                                     ------------------
                                                                                                               231,870
                                                                                                     ------------------

BIOLOGICAL PRODUCTS - 1.90%
Amgen, Inc. (a) (b)                                                                     2,000                  124,480
                                                                                                     ------------------

CABLE & OTHER PAY TELEVISION SERVICES - 3.34%
Comcast Corp. Class A (a) (b)                                                           3,323                  106,968
Viacom, Inc. - Class B (a)                                                              3,000                  112,020
                                                                                                     ------------------
                                                                                                               218,988
                                                                                                     ------------------

CHEMICAL & ALLIED PRODUCTS - 1.52%
Dow Chemical Co. (a)                                                                    2,000                   99,400
                                                                                                     ------------------

COMPUTER COMMUNICATION EQUIPMENT - 1.65%
Cisco Systems, Inc. (a) (b)                                                             6,000                  108,240
                                                                                                     ------------------

COMPUTERS & OFFICE EQUIPMENT - 2.85%
International Business Machines Corp. (a)                                               2,000                  186,840
                                                                                                     ------------------

CONSTRUCTION MACHINERY & EQUIPMENT - 1.36%
Caterpillar, Inc. (a)                                                                   1,000                   89,100
                                                                                                     ------------------

CONVERTED PAPER & PAPERBOARD PRODUCTS  - 1.29%
3M Co. (a)                                                                              1,000                   84,360
                                                                                                     ------------------

CUTLERY, HANDTOOLS & GENERAL HARDWARE - 1.86%
The Gillette Co. (a)                                                                    2,400                  121,728
                                                                                                     ------------------

DIVERSIFIED - 1.37%
Honeywell International, Inc. (a)                                                       2,500                   89,950
                                                                                                     ------------------

ELECTRIC SERVICES - 2.91%
Dominion Resources, Inc.                                                                1,000                   69,380
Duke Energy, Inc.                                                                       2,000                   53,580
The Southern Co.                                                                        2,000                   67,540
                                                                                                     ------------------
                                                                                                               190,500
                                                                                                     ------------------

ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 1.60%
Medtronic, Inc. (a)                                                                     2,000                  104,980
                                                                                                     ------------------

See accompanying notes which are an integral part of the financial statements.

DOBSON COVERED CALL FUND
SCHEDULE OF INVESTMENTS -CONTINUED
JANUARY 31, 2005
(UNAUDITED)


COMMON STOCKS - 100.11% - CONTINUED                                                 SHARES                 VALUE
                                                                                  ------------       ------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 2.76%
General Electric Co. (a)                                                                5,000                $ 180,650
                                                                                                     ------------------

ELECTRONIC COMPUTERS - 2.55%
Dell, Inc. (a) (b)                                                                      4,000                  167,040
                                                                                                     ------------------

FINANCE SERVICES - 6.02%
American Express Co. (a)                                                                3,000                  160,050
First Data Corp. (a)                                                                    3,000                  122,220
Morgan Stanley (a)                                                                      2,000                  111,920
                                                                                                     ------------------
                                                                                                               394,190
                                                                                                     ------------------

FIRE, MARINE & CASUALTY INSURANCE - 2.02%
American International Group, Inc. (a)                                                  2,000                  132,580
                                                                                                     ------------------

MOTOR VEHICLES & PASSENGER CAR BODIES - 1.33%
Ford Motor Co.                                                                          1,000                   13,170
General Motors Corp. (a)                                                                2,000                   73,620
                                                                                                     ------------------
                                                                                                                86,790
                                                                                                     ------------------

NATIONAL COMMERCIAL BANKS - 11.58%
Bank of America Corp. (a)                                                               4,000                  185,480
Citigroup, Inc. (a)                                                                     4,133                  202,724
J.P. Morgan Chase & Co.(a)                                                              4,980                  185,903
Wells Fargo & Co. (a)                                                                   3,000                  183,900
                                                                                                     ------------------
                                                                                                               758,007
                                                                                                     ------------------

OIL & GAS FIELD SERVICES - 2.08%
Schlumberger Ltd. (a)                                                                   2,000                  136,080
                                                                                                     ------------------

PAPER MILLS - 1.20%
International Paper Co. (a)                                                             2,000                   78,300
                                                                                                     ------------------

PETROLEUM REFINING - 5.69%
ChevronTexaco Corp. (a)                                                                 4,000                  217,600
Exxon Mobil Corp. (a)                                                                   3,000                  154,800
                                                                                                     ------------------
                                                                                                               372,400
                                                                                                     ------------------

PHARMACEUTICAL PREPARATIONS - 7.45%
Bristol-Myers Squibb, Inc. (a)                                                          3,000                   70,320
Johnson & Johnson (a)                                                                   2,000                  129,400
Merck & Co., Inc. (a)                                                                   3,000                   84,150
Pfizer, Inc. (a)                                                                        4,400                  106,304
Schering-Plough Corp.                                                                   1,000                   18,560
Wyeth (a)                                                                               2,000                   79,260
                                                                                                     ------------------
                                                                                                               487,994
                                                                                                     ------------------

See accompanying notes which are an integral part of the financial statements.

DOBSON COVERED CALL FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005
(UNAUDITED)


COMMON STOCKS - 100.11% - CONTINUED                                                 SHARES                 VALUE
                                                                                  ------------       ------------------

PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 0.51%
Eastman Kodak, Inc. (a)                                                                 1,000                 $ 33,090
                                                                                                     ------------------

RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 1.70%
QUALCOMM, Inc. (a)                                                                      3,000                  111,720
                                                                                                     ------------------

RETAIL - DRUG STORES & PROPRIETARY STORES - 2.11%
Medco Health Solutions, Inc. (b)                                                          241                   10,259
Walgreen Co. (a)                                                                        3,000                  127,830
                                                                                                     ------------------
                                                                                                               138,089
                                                                                                     ------------------

RETAIL - EATING PLACES - 1.48%
McDonald's Corp. (a)                                                                    3,000                   97,170
                                                                                                     ------------------

RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 2.52%
Home Depot, Inc. (a)                                                                    4,000                  165,040
                                                                                                     ------------------

RETAIL - VARIETY STORES - 4.73%
Target Corp. (a)                                                                        3,000                  152,310
Wal-Mart Stores, Inc. (a)                                                               3,000                  157,200
                                                                                                     ------------------
                                                                                                               309,510
                                                                                                     ------------------

SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 2.01%
The Charles Schwab Corp.                                                                1,000                   11,240
Merrill Lynch & Co., Inc. (a)                                                           2,000                  120,140
                                                                                                     ------------------
                                                                                                               131,380
                                                                                                     ------------------

SEMICONDUCTORS & RELATED DEVICES - 3.13%
Agere Systems, Inc. - Class B (b)                                                         264                      380
Intel Corp. (a)                                                                         6,000                  134,700
Texas Instruments, Inc. (a)                                                             3,000                   69,630
                                                                                                     ------------------
                                                                                                                204,710
                                                                                                     ------------------

SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION - 1.75%
Walt Disney Co. (a)                                                                     4,000                  114,520
                                                                                                     ------------------

SERVICES - PREPACKAGED SOFTWARE - 2.83%
Microsoft Corp. (a)                                                                     6,000                  157,680
Oracle Corp. (b)                                                                        2,000                   27,540
                                                                                                     ------------------
                                                                                                               185,220
                                                                                                     ------------------

SOAP, DETERGENT, CLEANING PREPARATIONS, PERFUMES, COSMETICS - 2.44%
Procter & Gamble, Inc. (a)                                                              3,000                  159,690
                                                                                                     ------------------


TELEPHONE & TELEGRAPH APPARATUS - 0.05%
Lucent Technologies, Inc. (b)                                                           1,000                    3,260
                                                                                                     ------------------

See accompanying notes which are an integral part of the financial statements.

DOBSON COVERED CALL FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005
(UNAUDITED)



COMMON STOCKS - 100.11% - CONTINUED                                                 SHARES                 VALUE
                                                                                  ------------       ------------------

TELEPHONE COMMUNICATIONS - 3.12%
AT&T Corp. (a)                                                                          1,600           $       30,704
BellSouth Corp. (a)                                                                     3,000                   78,720
SBC Communications, Inc. (a)                                                            4,000                   95,040
                                                                                                     ------------------
                                                                                                               204,464
                                                                                                     ------------------

TOTAL COMMON STOCKS (COST $6,278,372)                                                                        6,554,840
                                                                                                     ------------------

MONEY MARKET SECURITIES - 2.65%
Federal Prime Obligation Fund, 2.13% (c)                                              173,437                  173,437
                                                                                                     ------------------

TOTAL MONEY MARKET SECURITIES (COST $173,437)                                                                  173,437
                                                                                                     ------------------

TOTAL INVESTMENTS (COST $6,451,809) - 102.76%                                                          $     6,728,277
                                                                                                     ------------------

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (2.76)%                                                      (180,560)
                                                                                                     ------------------

TOTAL NET ASSETS - 100.00%                                                                             $     6,547,717
                                                                                                     ==================

(a) Portion of the security is pledged as collateral for call options written.
(b) Non-income producing.
(c) Variable rate security; the coupon rate shown represents the rate at January 31, 2005.

See accompanying notes which are an integral part of the financial statements.

DOBSON COVERED CALL FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005
(UNAUDITED)



OPTIONS WRITTEN JANUARY 31, 2005
                                                                                    SHARES
                                                                                    SUBJECT
COMMON STOCKS / EXPIRATION DATE @ EXERCISE PRICE                                    TO CALL                VALUE
------------------------------------------------                                  ------------       ------------------

American Express Co. / July 2005 @ 50                                                   2,000            $         500
American Express Co. / April 2005 @ 55                                                  1,000                      850
American International Group, Inc. / May 2005 @ 75                                      1,000                    3,400
American International Group, Inc. / February 2005 @ 75                                 1,000                      150
Amgen, Inc. / July 2005 @ 65                                                            1,000                    2,300
Amgen, Inc. / April 2005 @ 65                                                           1,000                    1,000
American Telephone & Telegraph Co. / April 2005 @ 20                                    1,600                      480
Bank of America Corp. / February 2005 @ 47.5                                            2,000                      400
Bank of America Corp. / February 2005 @ 45                                              2,000                    3,000
BellSouth Corp. / April 2005 @ 30                                                       1,500                       75
BellSouth Corp. / July 2005 @ 27.5                                                      1,500                    1,050
Boeing Co. / February 2005 @ 55                                                         1,100                      110
Boeing Co. / February 2005 @ 50                                                         2,000                    2,300
Bristol-Myers Squibb Co. / March 2005 @ 25                                              1,500                      225
Bristol-Myers Squibb Co. / June 2005 @ 27.5                                             1,500                       75
Caterpillar, Inc. / February 2005 @ 50                                                  1,000                    1,100
ChevronTexaco Corp. / June 2005 @ 55                                                    2,000                    3,600
ChevronTexaco Corp. / March 2005 @ 50                                                   2,000                    7,200
Cisco Systems, Inc. / July 2005 @ 20                                                    2,000                    1,100
Cisco Systems, Inc. / April 2005 @ 17.5                                                 2,000                    2,400
Cisco Systems, Inc. / April 2005 @ 20                                                   2,000                      600
Citigroup, Inc. / June 2005 @ 50                                                        1,800                    2,250
Citigroup, Inc. / March 2005 @ 47.5                                                     2,300                    4,370
Coca-Cola Co. / May 2005 @ 42.5                                                         1,500                    1,275
Coca-Cola Co. / February 2005 @ 47.5                                                    1,500                      375
Comcast Corp. Class A / July 2005 @ 35                                                  1,000                      850
Comcast Corp. Class A / April 2005 @ 30                                                 2,300                    6,095
Dell, Inc. / May 2005 @ 42                                                              2,000                    2,600
Dell, Inc. / February 2005 @ 37.5                                                       2,000                    8,400
Disney Co. / April 2005 @ 27.5                                                          2,000                    4,000
Disney Co. / July 2005 @ 27.5                                                           2,000                    4,900
Dow Chemical / June 2005 @ 50                                                           1,000                    2,400
Dow Chemical / March 2005 @ 45                                                          1,000                    5,200
Eastman Kodak, Inc. / April 2005 @ 32.5                                                 1,000                    1,800
Exxon Mobil Corp. / July 2005 @ 55                                                      1,000                      850
Exxon Mobil Corp. / April 2005 @ 50                                                     2,000                    5,000
FedEx Corp. / January 2005 @ 95                                                         1,000                    3,700
First Data Corp. / February 2005 @ 42.5                                                 1,000                      100
First Data Corp. / May 2005 @ 45                                                        2,000                      900
General Electric Co. / June 2005 @ 37.5                                                 1,500                    1,050
General Electric Co. / March 2005 @ 37.5                                                1,500                      300
General Electric Co. March 2005 @ 35                                                    2,000                    2,900

See accompanying notes which are an integral part of the financial statements.

DOBSON COVERED CALL FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005
(UNAUDITED)



OPTIONS WRITTEN JANUARY 31, 2005 - CONTINUED
                                                                                    SHARES
                                                                                    SUBJECT
COMMON STOCKS / EXPIRATION DATE @ EXERCISE PRICE                                    TO CALL                VALUE
------------------------------------------------                                 ------------       ------------------

General Motors Corp. / June 2005 @ 40                                                   1,000            $         650
General Motors Corp. / March 2005 @ 40                                                  1,000                      100
Gillette Co. / March 2005 @ 45                                                          2,400                   15,840
Home Depot, Inc. / May 2005 @ 45                                                        2,000                      600
Home Depot, Inc. / February 2005 @ 37.5                                                 2,000                    7,800
Honeywell International, Inc. / March 2005 @ 37.5                                       1,000                      300
Honeywell International, Inc. / June 2005 @ 37.5                                        1,500                    1,650
Intel Corp. / April 2005 @ 25                                                           2,000                      400
Intel Corp. / April 2005 @ 22.5                                                         2,000                    1,900
Intel Corp. / March 2005 @ 22.5                                                         2,000                    1,400
IBM Corp. / February 2005 @ 95                                                          1,000                      500
IBM Corp. / April 2005 @ 90                                                             1,000                    4,700
International Paper Co. / April 2005 @ 42.5                                             1,000                      150
Johnson & Johnson / July 2005 @ 65                                                      1,000                    2,500
Johnson & Johnson / April 2005 @ 60                                                     1,000                    5,100
J.P. Morgan Chase & Co. / March 2005 @ 40                                               1,500                      225
J.P. Morgan Chase & Co. / March 2005 @ 37.5                                             1,500                    1,275
J.P. Morgan Chase & Co. / June 2005 @ 40                                                1,900                      855
McDonald's Corp. / June 2005 @ 32.5                                                     1,500                    2,250
McDonald's Corp. / March 2005 @ 30                                                      1,500                    3,900
Medtronic, Inc. / May 2005 @ 50                                                         1,000                    3,800
Medtronic, Inc. / February 2005 @ 50                                                    1,000                    2,450
Merck & Co., Inc. / April 2005 @ 47.5                                                   1,000                       50
Merrill Lynch & Co., Inc. / April 2005 @ 55                                             1,000                    5,600
Merrill Lynch & Co., Inc. / July 2005 @ 60                                              1,000                    2,900
Microsoft Corp. / April 2005 @ 27.50                                                    2,000                      400
Microsoft Corp. / April 2005 @ 30                                                       2,000                      800
3M Co. / April 2005 @ 80                                                                1,000                    5,300
Morgan Stanley / April 2005 @ 55                                                        1,000                    2,650
Morgan Stanley / June 2005 @ 60                                                         1,000                    1,400
PepsiCo, Inc. / July 2005 @ 55                                                          2,000                    3,000
Pfizer, Inc. / February 2005 @ 27.5                                                     2,000                      100
Procter & Gamble Co. / April 2005 @ 55                                                  1,500                    1,200
Procter & Gamble Co. / July 2005 @ 55                                                   1,500                      375
QUALCOMM, Inc. / April 2005 @ 42.5                                                      1,500                      600
QUALCOMM, Inc. / March  2005 @ 40                                                       1,500                      825
SBC Communications, Inc. / April 2005 @ 27.5                                            2,000                      100
SBC Communications, Inc. / July 2005 @ 25                                               2,000                    1,200
Schlumberger Ltd. / February 2005 @ 60                                                  1,000                    8,100
Schlumberger Ltd. / May 2005 @ 70                                                       1,000                    2,650
Target Corp. / April 2005 @ 50                                                          1,500                    3,375
Target Corp. / July 2005 @ 50                                                           1,500                    4,650

See accompanying notes which are an integral part of the financial statements.

DOBSON COVERED CALL FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005
(UNAUDITED)



OPTIONS WRITTEN JANUARY 31, 2005 - CONTINUED

                                                                                    SHARES
                                                                                    SUBJECT
COMMON STOCKS / EXPIRATION DATE @ EXERCISE PRICE                                    TO CALL                VALUE
------------------------------------------------                                  ------------       ------------------

Texas Instruments, Inc. / March 2005 @ 22.5                                             1,500              $     2,025
Texas Instruments, Inc. / April 2005 @ 25                                               1,500                      750
Viacom, Inc. / March 2005 @ 35                                                          1,500                    3,900
Viacom, Inc. / June 2005 @ 37.5                                                         1,500                    2,580
Wal-Mart Stores, Inc. / March 2005 @ 55                                                 1,500                      525
Wal-Mart Stores, Inc. / June 2004 @ 55                                                  1,500                    1,500
Walgreen Co. / April 2005 @ 37.5                                                        1,500                    8,400
Walgreen Co. / July 2005 @ 45                                                           1,500                    1,725
Wells Fargo & Co. / April 2005 @ 65                                                     2,000                      300
Wells Fargo & Co. / July 2005 @ 60                                                      1,000                    2,600
Wyeth / July 2005 @ 45                                                                  1,000                      490
Wyeth / April 2005 @ 40                                                                 1,000                    1,350
                                                                                  ------------       ------------------

Total (premiums received $213,084)                                                    143,900                $ 220,995
                                                                                  ============       ==================

See accompanying notes which are an integral part of the financial statements.
                                       14

DOBSON COVERED CALL FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2005
(UNAUDITED)


ASSETS
Investments in securities, at value (cost $6,451,809)                                              $ 6,728,277
Cash                                                                                                     1,211
Interest receivable                                                                                        367
Dividends receivable                                                                                     7,638
Receivable due from advisor                                                                             33,959
Prepaid expenses                                                                                         3,758
                                                                                              -----------------
     TOTAL ASSETS                                                                                    6,775,210
                                                                                              -----------------

LIABILITIES
Covered call options written (premiums received $213,084)                                              220,995
Payable to affiliates                                                                                    4,437
Accrued expenses                                                                                         1,686
Accrued trustee & officer expense                                                                          375
                                                                                              -----------------
     TOTAL LIABILITIES                                                                                 227,493
                                                                                              -----------------

NET ASSETS                                                                                         $ 6,547,717
                                                                                              =================

NET ASSETS CONSIST OF:
Paid in capital                                                                                      6,400,167
Accumulated undistributed net investment income                                                         19,681
Accumulated net realized (loss) on investments                                                        (140,688)
Net unrealized appreciation (depreciation) on:
                          Investments                                                                  276,468
                          Options                                                                       (7,911)
                                                                                              -----------------

NET ASSETS                                                                                         $ 6,547,717
                                                                                              =================

Shares outstanding (unlimited number of shares authorized)                                             854,060
                                                                                              -----------------

NET ASSET VALUE
Offering and redemption price per share                                                                 $ 7.67
                                                                                              =================

See accompanying notes which are an integral part of the financial statements.
                                       15

DOBSON COVERED CALL FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2005
(UNAUDITED)


INVESTMENT INCOME
Dividend income                                                                                      $ 76,408
Interest income                                                                                         2,395
                                                                                               ---------------
  TOTAL INCOME                                                                                         78,803
                                                                                               ---------------

EXPENSES
Investment advisor fee (a)                                                                                  -
Legal expenses                                                                                         14,104
Administration expenses                                                                                13,165
Fund accounting expenses                                                                               11,579
Transfer agent expenses                                                                                10,251
Custodian expenses                                                                                     10,081
Auditing expenses                                                                                       5,822
Pricing expenses                                                                                        5,161
Trustee and officer expenses                                                                            4,057
Registration expenses                                                                                   1,731
Insurance expenses                                                                                      1,292
Miscellaneous expenses                                                                                  1,124
Printing expenses                                                                                         110
                                                                                               ---------------
  TOTAL EXPENSES                                                                                       78,477
Reimbursed expenses (a)                                                                               (29,853)
                                                                                               ---------------
Total operating expenses                                                                               48,624
                                                                                               ---------------
NET INVESTMENT INCOME                                                                                  30,179
                                                                                               ---------------


REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on options transactions                                                              17,397
Net realized (loss) on investment securities                                                          (18,526)
Change in unrealized appreciation (depreciation)
   on investment securities                                                                           255,550
                                                                                               ---------------
Net realized and unrealized gain (loss) on investment securities                                      254,421
                                                                                               ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                $ 284,600
                                                                                               ===============

(a) See note 3 in notes to the financial statements

See accompanying notes which are an integral part of the financial statements.
                                       16

DOBSON COVERED CALL FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS ENDED
                                                                               JANUARY 31, 2005            YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                                                 (UNAUDITED)            JULY 31, 2004
                                                                             ----------------------   ---------------------
OPERATIONS
  Net investment income                                                                $    30,179             $    19,675
  Net realized gain on investment securities                                                17,397                  28,564
  Net realized gain (loss) on options transactions                                         (18,526)               (131,118)
  Change in unrealized appreciation / (depreciation)                                       255,550                 458,477
                                                                             ----------------------   ---------------------
   Net increase in net assets resulting from operations                                     284,600                375,598
                                                                             ----------------------   ---------------------
DISTRIBUTIONS
  From net investment income                                                               (30,173)                      -
  From net realized gain                                                                         -                       -
                                                                             ----------------------   ---------------------
  Total distributions                                                                      (30,173)                      -
                                                                             ----------------------   ---------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                                483,960               1,744,959
  Reinvestment of distributions                                                             15,631                       -
  Amount paid for shares repurchased                                                      (464,681)               (659,957)
                                                                             ----------------------   ---------------------
  Net increase in net assets resulting
     from share transactions                                                                34,910               1,085,002
                                                                             ----------------------   ---------------------
TOTAL INCREASE IN NET ASSETS                                                               289,337               1,460,600
                                                                             ----------------------   ---------------------

NET ASSETS
  Beginning of period                                                                    6,258,380               4,797,780
                                                                             ----------------------   ---------------------

  End of period                                                                       $  6,547,717            $  6,258,380
                                                                             ======================   =====================

Accumulated undistributed net investment income included
   in net assets                                                                      $     19,681            $     19,675
                                                                             ----------------------   ---------------------

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                                               64,365                 239,656
  Shares issued in reinvestment of distributions                                             2,025                       -
  Shares repurchased                                                                       (62,046)                (89,858)
                                                                             ----------------------   ---------------------

  Net increase from capital share transactions                                               4,344                 149,798
                                                                             ======================   =====================

See accompanying notes which are an integral part of the financial statements.

DOBSON COVERED CALL FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING DURING THE PERIOD


                                           SIX MONTHS ENDED
                                            JANUARY 31, 2005  YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                               (UNAUDITED)   JULY 31, 2004  JULY 31, 2003 JULY 31, 2002 JULY 31, 2001 JULY 31, 2000
                                             -------------- -------------- -------------- ------------  ------------ -------------

SELECTED PER SHARE DATA
Net asset value, beginning of perio                 $ 7.37         $ 6.85        $ 6.88       $ 9.34       $ 10.67       $ 10.78
                                             -------------- -------------- -------------- ------------  ------------ -------------
Income from investment operations
  Net investment income                               0.06           0.02          0.03         0.02          0.04          0.03
  Net realized and unrealized gain (loss)             0.28           0.50          0.42        (1.36)        (0.22)         0.35
                                             -------------- -------------- -------------- ------------  ------------ -------------
Total from investment operations                      0.34           0.52          0.45        (1.34)        (0.18)         0.38
                                             -------------- -------------- -------------- ------------  ------------ -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         (0.04)             -         (0.02)       (0.03)        (0.18)        (0.01)
  From net realized gain                                 -              -         (0.46)       (1.09)        (0.97)        (0.48)
                                             -------------- -------------- -------------- ------------  ------------ -------------
Total distributions                                  (0.04)             -         (0.48)       (1.12)        (1.15)        (0.49)
                                             -------------- -------------- -------------- ------------  ------------ -------------

Net asset value, end of period                      $ 7.67         $ 7.37        $ 6.85       $ 6.88        $ 9.34       $ 10.67
                                             ============== ============== ============== ============  ============ =============

TOTAL RETURN (a)                                      4.55% (b)      7.59%         6.91%      -15.82%        -1.64%         3.59%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                    $ 6,548        $ 6,258       $ 4,798      $ 1,392       $ 1,652       $ 1,540
Ratio of expenses to average net ass                  1.50% (c)      1.50%         1.50%        1.50%         1.50%         1.50%
Ratio of expenses to average net assets
   before waiver & reimbursement                      3.23% (c)      1.98%         4.83%        5.51%         5.19%         5.47%
Ratio of net investment income to
   average net assets                                 0.93% (c)      0.34%         0.48%        0.26%         0.44%         0.31%
Ratio of net investment income to
   average net assets before waiver                  (0.79)(c)      (0.14)%       (2.85)%      (3.75)%       (3.25)%       (3.66)%
Portfolio turnover rate                               2.38%         10.25%         0.47%        6.51%         6.62%        31.75%

(a) Total return in the above table represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b) Not annualized
(c) Annualized.

See accompanying notes which are an integral part of the financial statements.
                                       18

                            DOBSON COVERED CALL FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)

NOTE 1.  ORGANIZATION

Dobson Covered Call Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds (the "Trust") on March 22, 1999 and commenced operations on March 24, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Trustees. The Fund's investment objective is total return over the long term. The investment advisor to the Fund is Dobson Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

                            DOBSON COVERED CALL FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          JANUARY 31, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to Shareholders - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment advisor to the Fund is Dobson Capital Management, Inc. Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.80% of the average daily net assets of the Fund, less the amount by which total operating expenses, including management fees, exceed 1.50% of the average value of its daily net assets. The Advisor has contractually agreed to reimburse the Fund for the operating expenses it incurs, but only to the extent necessary to maintain the Fund's total annual operating expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.50% of its average daily net assets. For the six months ended January 31, 2005, the Advisor earned fees of $0 from the Fund. For the six months ended January 31, 2005, the Advisor also reimbursed Fund expenses of $29,853. At January 31, 2005 there was a net receivable due from the Advisor in the amount of $33,959.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.07% of the Fund's assets from $50 million to $100 million, 0.05% of the Fund's assets from $100 million to $150 million, and 0.03% of the Fund's assets over $150 million (subject to a minimum fee of $2,500 per month). For the six months ended January 31, 2005, the administrator earned fees of $13,165 from the Fund for administrative services provided. A Trustee and the officers of the Trust are members of management and/or employees of Unified, and/or officers or shareholders of Unified Financial Services, Inc., the parent company of Unified.

The Fund also retains Unified to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250) and reimbursement of out-of-pocket expenses. For the six months ended January 31, 2005, Unified earned fees of $8,672 from the Fund for transfer agent services provided and $1,579 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund's assets up to $50 million, 0.04% of the Fund's assets from $50 million to $100 million, 0.03% from $100 million to $150 million, and 0.02% of the Fund's assets over $150 million (subject to various monthly minimum fees, the maximum being $1,666). For the six months ended January 31, 2005, Unified earned fees of $11,579 from the Fund for fund accounting services provided to the Fund.

The Fund retains Unified Financial Securities, Inc. (the "Distributor) to act as the principal distributor of its shares. The Fund has adopted a plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay directly, or reimburse the Fund's Advisor and Distributor, for certain distribution and promotion expenses related to marketing its shares, in an amount not to exceed 0.25% of the average daily net assets of the Fund. The plan is currently inactive, therefore, no 12b-1 fees were accrued or paid during the six months ended January 31, 2005. A Trustee of the Trust is a shareholder of Unified Financial Services,

                            DOBSON COVERED CALL FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          JANUARY 31, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

Inc. (the parent company of the Distributor), and certain officers of the Trust are a director and/or officers of the Distributor and/or shareholders of Unified Financial Securities, Inc. As a result, those persons may be deemed to be affiliates of the Distributor.

 NOTE 4.  INVESTMENTS

For the six months ended January 31, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

                                          AMOUNT
                                      ---------------
PURCHASES
     U.S. Government Obligations         $         -
     Other                                   246,613
SALES
     U.S. Government Obligations         $         -
     Other                                   151,470


At January 31, 2005, the net appreciation of investments for tax purposes, net of proceeds received for call options written, was as follows:

                            AMOUNT
                        --------------
Gross Appreciation          $ 963,767
Gross (Depreciation)         (695,210)
                        --------------
Net Appreciation
   on Investments           $ 268,557
                        ==============

At January 31, 2005, the aggregate cost of securities for federal income tax purposes, net of proceeds received for call options written, was $6,238,725.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of January 31, 2005, Pershing, LLC, for the benefit of others, owned 68.86% of the Fund and thus may be deemed to control the Fund.

NOTE 7. CALL OPTIONS WRITTEN

As of January 31, 2005, portfolio securities valued at $6,068,791 were held in escrow by the custodian as collateral for call options written by the Fund.

Transactions in written options during the six months ended January 31, 2005 were as follows (100 shares of common stock underly each option contract):

                            DOBSON COVERED CALL FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          JANUARY 31, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 7. CALL OPTIONS WRITTEN - CONTINUED


                                                                            NUMBER OF                  PREMIUMS
                                                                            CONTRACTS                  RECEIVED

Options outstanding at July 31, 2004                                           1,423                   $ 254,178

Options written                                                                1,891                     268,016

Options terminated in closing purchase transactions                             (883)                   (138,587)

Options expired                                                                 (936)                   (161,092)

Options exercised                                                                (56)                     (9,431)
                                                                          -------------            ----------------

Options outstanding at January 31, 2005                                        1,439                   $ 213,084
                                                                          =============            ================

NOTE 8. CAPITAL LOSS CARRYFORWARD

At July 31, 2004, the Fund had available for federal tax purposes unused capital loss carryforwards of $108,527 expiring in 2012. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid during the fiscal year ended July 31, 2004.

The tax character of distributions paid during the fiscal years 2004 and 2003 were as follows:

Distributions paid from:             2004            2003
                                 -------------    ------------
       Ordinary Income              $       -       $   3,978
       Short-Term Capital Gain              -          93,218
       Long-Term Capital Gain               -               -
                                 -------------    ------------
                                    $       -       $  97,196
                                 =============    ============

On December 29, 2004, the Fund paid an income distribution of $0.0353 per share or $30,173 to shareholders of record on December 28, 2004

As of July 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)               $   19,675
Undistributed long-term capital gain/(accumulated losses)          (108,074)
Unrealized appreciation/(depreciation)                              (18,478)
                                                             ---------------
                                                                 $ (106,877)
                                                             ===============





The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The Funds Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (877) 236-2766 to request a copy of the SAI or to make shareholder inquiries.

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2004, are available without charge upon request by (1) calling the Fund at (877) 236-2766 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.
                                -----------

TRUSTEES
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr., Secretary
Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR
Dobson Capital Management, Inc.
1422 S. Van Ness Street
Santa Ana, CA 92707

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
826 Westpoint Pkwy, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine  LLP
312 Walnut St., 14th Floor
Cincinnati, OH 45202

CUSTODIAN
UMB Bank, N.A.
928 Grand Blvd, 10th Floor
Kansas City, MO 64106

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204



This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

ITEM 2. CODE OF ETHICS.  NOT APPLICABLE

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  NOT APPLICABLE

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  NOT APPLICABLE

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS.  NOT APPLICABLE - SCHEDULE FILED WITH ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. NOT APPLICABLE.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  NOT APPLICABLE.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE REGISTRANT HAS NOT ADOPTED PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF TRUSTEES [DIRECTORS].

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of March 24, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)   NOT APPLICABLE


(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AmeriPrime Funds
            ----------------------------------

By
*     /s/ Anthony Ghoston
 -----------------------------------------------------
         Anthony Ghoston, President

Date     4/7/05
    --------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*     /s/ Anthony Ghoston
 ------------------------------------------------------
         Anthony Ghoston, President

Date    4/7/05
    ---------------------------------------------------

By
*    /s/ Thomas Napurano
 ----------------------------------------------------------------
         Thomas Napurano, Chief Financial Officer and Treasurer

Date   3/30/05
    --------------------------------------------------------------